Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

www.faegredrinker.com

February 3, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SEG Partners Long/Short Equity Fund Registration Statement (Registration Nos. 333-283244, 811-24024] (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment no. 1 to the registration statement on Form N-2 (the “Registration Statement”) of the Fund. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of this pre-effective amendment is to respond to comments received from the Staff on the Fund's registration statement on Form N-2 filed on November 15, 2024 and to complete various parts of the Fund's disclosure.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams